SAVOS INVESTMENTS TRUST
Contra Fund (the “Fund”)

SUPPLEMENT TO THE PROSPECTUS
DATED JANUARY 31, 2014

The date of this Supplement is August 19, 2014

Effective August 15, 2014, AssetMark Brokerage, LLC (“AssetMark Brokerage”), an affiliate of AssetMark, Inc., the Fund’s investment advisor, replaced Capital Brokerage Corporation (“CBC”) as the Fund’s distributor.  All references to CBC are deleted in their entirety and replaced with AssetMark Brokerage. AssetMark Brokerage’s address is 1655 Grant Street, 10th Floor, Concord, CA 94520-2445.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAVOS INVESTMENTS TRUST
Contra Fund (the “Fund”)

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2014

The date of this Supplement is August 19, 2014

Effective August 15, 2014, AssetMark Brokerage, LLC (“AssetMark Brokerage”), an affiliate of AssetMark, Inc., the Fund’s investment advisor, replaced Capital Brokerage Corporation (“CBC”) as the Fund’s distributor.  All references to CBC are deleted in their entirety and replaced with AssetMark Brokerage. AssetMark Brokerage’s address is 1655 Grant Street, 10th Floor, Concord, CA 94520-2445.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE